                                    Form 13F

                            UNITED STATES SECURITIES
                             AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2001
           Check here if Amendment [ ]: Amendment Number:_____________
                        This Amendment (Check only one.):
                                       [  ] is a restatement.
                                       [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:             Neil Druker
Address:          Two International Place
                  24th Floor
                  Boston, Massachusetts  02110

Form 13F File Number:  28-06049
                       --------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager: Neil Druker
Title:             Institutional Manager
Phone:             (617) 856-8932
Signature, Place, and Date of Signing:

/s/ Neil Druker
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(Signature)

Boston, Massachusetts
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(City, State)

October 12, 2001
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(Date)


Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.



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Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total:     40

Form 13F Information Table Value Total:     $128,940 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. One

Form 13F File Number 28-06051
                     --------
Name:    Peter Homans





                                       2
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                                    FORM 13F

Name of Reporting Manager
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
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                  Item 1:                 Item 2:        Item 3:                     Item 4:                    Item 5:


Name of Issuer                       Title of Class   CUSIP number  Fair Market Value                  Shares of Principal Amount
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
APPLIED MICRO CIRCUITS CORP          COM                  03822W109                              1,398                    200,000
ATMEL CORP                           COM                 0049513104                                847                    126,760
AVX CORP NEW                         COM                  002444107                                407                     25,000
BMC SOFTWARE INC                     COM                  055921100                                635                     50,000
BROADCOM CORP                        CL A                 111320107                              1,015                     50,000
CABOT MICROELECTRONICS CORP          COM                  12709P103                              4,831                    100,000
CELGENE CORP                         COM                  151020104                              1,586                     60,000
CHARTERED SEMICONDUCTOR MFG          ADR                  16133R106                              1,725                    100,000
CONEXANT SYSTEMS INC                 COM                  207142100                              1,204                    145,000
DELL COMPUTER CORP                   COM                  247025109                              5,559                    300,000
FAIRCHILD SEMICONDUCTOR INTL         CL A                 303726103                                482                     30,000
FLEMING COS INC                      COM                  339130106                              2,950                    100,000
GENESIS MICROCHIP INC                COM                  371933102                              5,628                    200,000
HAEMONETICS CORPORATION              COM                  405024100                              1,388                     40,100
HANOVER COMPRESSOR CO                COM                  410768105                              2,597                    120,000
INTL BUSINESS MACHINES CORP          COM                  459200101                             22,930                    250,000
INTL RECTIFIER CORP                  COM                  460254105                              2,315                     85,000
INTERSIL HLDG CORP                   CL A                 46069S109                              2,792                    100,000
KEMET CORP                           COM                  488360108                              4,115                    250,000
KLA INSTRUMENTS CORP                 COM                  482480100                              6,316                    200,000
MICREL INC                           COM                  594793101                              1,077                     54,000
MICROSOFT CORP                       COM                  594918104                              5,117                    100,000
METRO ONE TELECOMMUNICATIONS         COM                  59163F105                              2,320                    100,000
NETOPIA INC                          COM                  64114k104                              1,205                    305,800
NVIDIA CORP                          COM                  67066G104                              5,494                    200,000
ONI SYSTEMS CORP                     COM                  68273F103                              1,008                    250,000
SPRINT CORPORATION COM               PCS COM              852061506                              3,286                    125,000
PMC-SIERRA INC                       COM                  69344F106                              2,662                    259,220
QLOGIC CORP                          COM                  747277101                              2,185                    115,000
NASDAQ 100 SHARES                    Unit Ser             631100104                             11,592                    400,000
RF MICRODEVICES INC                  COM                  749941100                              1,660                    100,000
RADIOSHACK CORP                      COM                  750438103                              1,819                     75,000
SIEBEL SYS INC                       COM                  826170102                                651                     50,000
SEMTECH CORP                         COM                  816850101                              5,676                    200,000
ST MICROELECTRONICS N.V.             COM                  861012102                              3,224                    150,000
TELLABS INC                          COM                  879664100                                988                    100,000
TURNSTONE SYSTEMS INC                COM                  900423104                                705                    235,000
VERISIGN INC                         COM                  92343P107                              3,143                     75,000
VERITAS SOFTWARE CORP                COM                  923436109                              1,827                     99,100
VARIAN SEMICONDUCTOR EQUIPMNT        COM                  922207105                              2,585                    100,000

                                                                                               128,940

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[RESTUBBED TABLE]

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                  Item 1:                                           Item 6:                                        Item 7:
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Name of Issuer                     (a) Sole      (b) Shared As Defined In Instr. V      (c) Shared-Other       Other Managers
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
APPLIED MICRO CIRCUITS CORP                                                                      X                   one
ATMEL CORP                                                                                       X                   one
AVX CORP NEW                                                                                     X                   one
BMC SOFTWARE INC                                                                                 X                   one
BROADCOM CORP                                                                                    X                   one
CABOT MICROELECTRONICS CORP                                                                      X                   one
CELGENE CORP                                                                                     X                   one
CHARTERED SEMICONDUCTOR MFG                                                                      X                   one
CONEXANT SYSTEMS INC                                                                             X                   one
DELL COMPUTER CORP                                                                               X                   one
FAIRCHILD SEMICONDUCTOR INTL                                                                     X                   one
FLEMING COS INC                                                                                  X                   one
GENESIS MICROCHIP INC                                                                            X                   one
HAEMONETICS CORPORATION                                                                          X                   one
HANOVER COMPRESSOR CO                                                                            X                   one
INTL BUSINESS MACHINES CORP                                                                      X                   one
INTL RECTIFIER CORP                                                                              X                   one
INTERSIL HLDG CORP                                                                               X                   one
KEMET CORP                                                                                       X                   one
KLA INSTRUMENTS CORP                                                                             X                   one
MICREL INC                                                                                       X                   one
MICROSOFT CORP                                                                                   X                   one
METRO ONE TELECOMMUNICATIONS                                                                     X                   one
NETOPIA INC                                                                                      X                   one
NVIDIA CORP                                                                                      X                   one
ONI SYSTEMS CORP                                                                                 X                   one
SPRINT CORPORATION COM                                                                           X                   one
PMC-SIERRA INC                                                                                   X                   one
QLOGIC CORP                                                                                      X                   one
NASDAQ 100 SHARES                                                                                X                   one
RF MICRODEVICES INC                                                                              X                   one
RADIOSHACK CORP                                                                                  X                   one
SIEBEL SYS INC                                                                                   X                   one
SEMTECH CORP                                                                                     X                   one
ST MICROELECTRONICS N.V.                                                                         X                   one
TELLABS INC                                                                                      X                   one
TURNSTONE SYSTEMS INC                                                                            X                   one
VERISIGN INC                                                                                     X                   one
VERITAS SOFTWARE CORP                                                                            X                   one
VARIAN SEMICONDUCTOR EQUIPMNT                                                                    X                   one

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[RESTUBBED TABLE]

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                  Item 1:                                 Item 8:
                                   --------------------------------------------
                                   --------------------------------------------
Name of Issuer                     (a) Sole          (b) Shared       (c) None
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
APPLIED MICRO CIRCUITS CORP                              200,000
ATMEL CORP                                               126,760
AVX CORP NEW                                              25,000
BMC SOFTWARE INC                                          50,000
BROADCOM CORP                                             50,000
CABOT MICROELECTRONICS CORP                              100,000
CELGENE CORP                                              60,000
CHARTERED SEMICONDUCTOR MFG                              100,000
CONEXANT SYSTEMS INC                                     145,000
DELL COMPUTER CORP                                       300,000
FAIRCHILD SEMICONDUCTOR INTL                              30,000
FLEMING COS INC                                          100,000
GENESIS MICROCHIP INC                                    200,000
HAEMONETICS CORPORATION                                   40,100
HANOVER COMPRESSOR CO                                    120,000
INTL BUSINESS MACHINES CORP                              250,000
INTL RECTIFIER CORP                                       85,000
INTERSIL HLDG CORP                                       100,000
KEMET CORP                                               250,000
KLA INSTRUMENTS CORP                                     200,000
MICREL INC                                                54,000
MICROSOFT CORP                                           100,000
METRO ONE TELECOMMUNICATIONS                             100,000
NETOPIA INC                                              305,800
NVIDIA CORP                                              200,000
ONI SYSTEMS CORP                                         250,000
SPRINT CORPORATION COM                                   125,000
PMC-SIERRA INC                                           259,220
QLOGIC CORP                                              115,000
NASDAQ 100 SHARES                                        400,000
RF MICRODEVICES INC                                      100,000
RADIOSHACK CORP                                           75,000
SIEBEL SYS INC                                            50,000
SEMTECH CORP                                             200,000
ST MICROELECTRONICS N.V.                                 150,000
TELLABS INC                                              100,000
TURNSTONE SYSTEMS INC                                    235,000
VERISIGN INC                                              75,000
VERITAS SOFTWARE CORP                                     99,100
VARIAN SEMICONDUCTOR EQUIPMNT                            100,000

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